Fair values of financial assets and liabilities	6 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
Fair values of financial assets and liabilities	Note 10: Fair values of financial assets and liabilities
The valuations of financial instruments have been classified into three levels according to the quality and reliability of information used to determine those fair values. Note 17 to the Group’s financial statements for the year ended
31 December 2024 details the definitions of the three levels in the fair value hierarchy.
Financial instruments classified as financial assets at fair value through profit or loss, derivative financial instruments, financial assets at fair value through other comprehensive income and financial liabilities at fair value through profit or loss are recognised at fair value.
The Group manages valuation adjustments for its derivative exposures on a net basis; the Group determines their fair values on the basis of their net exposures. In all other cases, fair values of financial assets and liabilities measured at fair value are determined on the basis of their gross exposures.
The following tables provide an analysis of the financial assets and liabilities of the Group that are carried at fair value in the Group’s consolidated balance sheet, grouped into levels 1 to 3 based on the degree to which the fair value is observable. There were no significant transfers between level 1 and level 2 during the period.

Financial assets	Level 1 £m	Level 2 £m	Level 3 £m	Total £m

At 30 June 2025
Financial assets at fair value through profit or loss:
Loans and advances to banks	–	3,094	–	3,094
Loans and advances to customers	–	3,193	5,905	9,098
Reverse repurchase agreements	–	20,655	–	20,655
Debt securities	14,211	32,059	2,368	48,638
Treasury and other bills	1	–	–	1
Contracts held with reinsurers	–	7,573	–	7,573
Equity shares	131,456	–	1,427	132,883
Total financial assets at fair value through profit or loss[1]	145,668	66,574	9,700	221,942
Financial assets at fair value through other comprehensive income:
Debt securities	19,306	14,165	49	33,520
Equity shares	–	–	368	368
Total financial assets at fair value through other comprehensive income	19,306	14,165	417	33,888
Derivative financial instruments	61	22,343	539	22,943
Total financial assets carried at fair value	165,035	103,082	10,656	278,773
[1]Other financial assets mandatorily at fair value through profit or loss include assets backing insurance contracts and investment contracts of £189,805 million.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 10: Fair values of financial assets and liabilities (continued)

Financial assets	Level 1 £m	Level 2 £m	Level 3 £m	Total £m

At 31 December 2024
Financial assets at fair value through profit or loss:
Loans and advances to banks	–	2,787	–	2,787
Loans and advances to customers	–	3,039	6,010	9,049
Reverse repurchase agreements	–	20,466	–	20,466
Debt securities	10,564	26,854	2,528	39,946
Treasury and other bills	32	–	–	32
Contracts held with reinsurers	–	10,527	–	10,527
Equity shares	131,767	–	1,351	133,118
Total financial assets at fair value through profit or loss[1]	142,363	63,673	9,889	215,925
Financial assets at fair value through other comprehensive income:
Debt securities	16,298	14,019	48	30,365
Equity shares	–	–	325	325
Total financial assets at fair value through other comprehensive	16,298	14,019	373	30,690
Derivative financial instruments	103	23,221	741	24,065
Total financial assets carried at fair value	158,764	100,913	11,003	270,680
[1]Other financial assets mandatorily at fair value through profit or loss include assets backing insurance contracts and investment contracts of £185,201 million.

Financial liabilities	Level 1 £m	Level 2 £m	Level 3 £m	Total £m

At 30 June 2025
Financial liabilities at fair value through profit or loss:
Debt securities in issue	–	4,344	18	4,362
Liabilities in respect of securities sold under repurchase agreements	–	22,051	–	22,051
Short positions in securities	2,326	15	–	2,341
Other	–	–	–	–
Total financial liabilities at fair value through profit or loss	2,326	26,410	18	28,754
Derivative financial instruments	82	19,510	287	19,879
Liabilities arising from non-participating investment contracts	–	52,285	–	52,285
Total financial liabilities carried at fair value	2,408	98,205	305	100,918

At 31 December 2024
Financial liabilities at fair value through profit or loss:
Debt securities in issue	–	4,608	22	4,630
Liabilities in respect of securities sold under repurchase agreements	–	20,564	–	20,564
Short positions in securities	2,400	17	–	2,417
Other	–	–	–	–
Total financial liabilities at fair value through profit or loss	2,400	25,189	22	27,611
Derivative financial instruments	79	21,175	422	21,676
Liabilities arising from non-participating investment contracts	–	51,228	–	51,228
Total financial liabilities carried at fair value	2,479	97,592	444	100,515
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 10: Fair values of financial assets and liabilities (continued)
Valuation control framework
Key elements of the valuation control framework include model validation (incorporating pre-trade and post-trade testing), product implementation review and independent price verification. The framework covers processes for all 3 levels in the fair value hierarchy. Formal committees meet quarterly to discuss and approve valuations in more judgemental areas.
Transfers into and out of level 3 portfolios
Transfers out of level 3 portfolios arise when inputs that could have a significant impact on the instrument’s valuation become market observable; conversely, transfers into the portfolios arise when sources of data cease to be observable.
Valuation methodology
For level 2 and level 3 portfolios, there is no significant change to the valuation methodology (techniques and inputs) disclosed in the Group’s financial statements for the year ended 31 December 2024 applied to these portfolios.
Movements in level 3 portfolio
The tables below analyse movements in the level 3 financial assets portfolio.

	Financial assets at fair value through profit or loss £m	Financial assets at fair value through other comprehensive income £m	Derivative assets £m	Total financial assets carried at fair value £m

At 1 January 2025	9,889	373	741	11,003
Exchange and other adjustments	(1)	2	12	13
Gains (losses) recognised in the income statement within other income	213	2	(154)	61
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	–	42	–	42
Purchases/increases to customer loans	137	–	8	145
Sales/repayments of customer loans	(482)	(2)	(4)	(488)
Transfers into the level 3 portfolio	12	–	1	13
Transfers out of the level 3 portfolio	(68)	–	(65)	(133)
At 30 June 2025	9,700	417	539	10,656
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 30 June 2025	120	3	(124)	(1)

At 1 January 2024	11,681	284	422	12,387
Exchange and other adjustments	2	(1)	–	1
Gains (losses) recognised in the income statement within other income	55	–	(54)	1
Losses recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	–	74		74
Purchases/increases to customer loans	335	–	6	341
Sales/repayments of customer loans	(1,923)	(1)	(22)	(1,946)
Transfers into the level 3 portfolio	32	–	–	32
Transfers out of the level 3 portfolio	(35)	–	–	(35)
At 30 June 2024	10,147	356	352	10,855
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 30 June 2024	54	–	(41)	13
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 10: Fair values of financial assets and liabilities (continued)
The tables below analyse movements in the level 3 financial liabilities portfolio.

	Financial liabilities at fair value through profit or loss £m	Derivative liabilities £m	Total financial liabilities carried at fair value £m

At 1 January 2025	22	422	444
Exchange and other adjustments	–	6	6
Gains recognised in the income statement within other income	(2)	(134)	(136)
Additions	–	9	9
Redemptions	(2)	(16)	(18)
At 30 June 2025	18	287	305
Losses (gains) recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 30 June 2025	(2)	(108)	(110)

At 1 January 2024	42	444	486
Exchange and other adjustments	–	–	–
Losses (gains) recognised in the income statement within other income	2	(43)	(41)
Additions	–	5	5
Redemptions	(2)	(33)	(35)
Transfers out of the level 3 portfolio	(19)	–	(19)
At 30 June 2024	23	373	396
Losses (gains) recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 30 June 2024	2	(31)	(29)
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 10: Fair values of financial assets and liabilities (continued)
Sensitivity of level 3 valuations
The tables below set out the effects of reasonably possible alternative assumptions for categories of level 3 financial assets and financial liabilities.

				Effect of reasonably possible alternative assumptions[1]
At 30 June 2025	Valuation techniques	Significant unobservable inputs[2]	Carrying value £m	Favourable changes £m	Unfavourable changes £m

Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (-234bps/+167bps)	5,908	152	(154)
Debt securities	Discounted cash flows	Credit spreads (+/- 13%)	538	36	(47)
Equity and venture capital investments	Market approach	Earnings multiple (0.0/15.0)	2,273	136	(136)
	Underlying asset/net asset value (incl. property prices)[3]	n/a	794	82	(86)
Unlisted equities, debt securities and property partnerships in the life funds	Underlying asset/net asset value (incl. property prices), broker quotes or discounted cash	n/a	187	1	(5)
			9,700
Financial assets at fair value through other comprehensive income
Asset-backed securities	Lead manager or broker quote/ consensus pricing	n/a	49	2	(2)
Equity and venture capital investments	Underlying asset/net asset value (incl. property prices)[3]	n/a	368	40	(40)
			417
Derivative financial assets
Interest rate options	Option pricing model	Interest rate volatility (12%/171%)	263	6	(4)
Interest rate derivatives	Option pricing model	(+/- 8%) uncertainty of recovery rates	276	22	(22)
Level 3 financial assets carried at fair value			10,656

Financial liabilities at fair value through profit or loss
Securitisation notes and other	Discounted cash flows	Interest rate spreads (+/-50 bps)	18	1	(1)
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (12%/171%)	287	16	(16)
Level 3 financial liabilities carried at fair value			305
[1]Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
[2]Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.
[3]Underlying asset/net asset values represent fair value.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 10: Fair values of financial assets and liabilities (continued)
Sensitivity of level 3 valuations (continued)

				Effect of reasonably possible alternative assumptions[1]
At 31 December 2024	Valuation techniques	Significant unobservable inputs[2]	Carrying value £m	Favourable changes £m	Unfavourable changes £m

Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (-241bps/+131bps)	6,022	245	(231)
Debt securities	Discounted cash flows	Credit spreads (+/- 17%)	621	35	(55)
Equity and venture capital investments	Market approach	Earnings multiple (3.5/15.0)	2,267	150	(150)
	Underlying asset/net asset value (incl. property prices)[3]	n/a	773	80	(84)
Unlisted equities, debt securities and property partnerships in the life funds	Underlying asset/net asset value (incl. property prices), broker quotes or discounted cash	n/a	206	–	(7)
			9,889
Financial assets at fair value through other comprehensive income
Asset-backed securities	Lead manager or broker quote/ consensus pricing	n/a	48	2	(2)
Equity and venture capital investments	Underlying asset/net asset value (incl. property prices)[3]	n/a	325	33	(33)
			373
Derivative financial assets
Interest rate options	Option pricing model	Interest rate volatility (11%/183%)	394	4	(6)
Interest rate derivatives	Discounted cash flows	(+/-8%) uncertainty of recovery rates	347	21	(21)
			741
Level 3 financial assets carried at fair value			11,003

Financial liabilities at fair value through profit or loss
Securitisation notes and other	Discounted cash flows	Interest rate spreads (+/- 50bps)	22	1	(1)
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (11%/183%)	422	17	(15)
Level 3 financial liabilities carried at fair value			444
[1]Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
[2]Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.
[3]Underlying asset/net asset values represent fair value.
Unobservable inputs
Significant unobservable inputs affecting the valuation of debt securities, unlisted equity investments and derivatives are unchanged from those described in the Group’s financial statements for the year ended
31 December 2024.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 10: Fair values of financial assets and liabilities (continued)
Reasonably possible alternative assumptions
Valuation techniques applied to many of the Group’s level 3 instruments often involve the use of two or more inputs whose relationship is interdependent. The calculation of the effect of reasonably possible alternative assumptions included in the table above reflects such relationships and is unchanged from that described in note
17 to the Group’s financial statements for the year ended 31 December 2024.
The table below summarises the carrying values of financial assets and liabilities measured at amortised cost in the
Group’s consolidated balance sheet. The fair values presented in the table are at a specific date and may be significantly different from the amounts which will actually be paid or received on the maturity or settlement date.

	At 30 June 2025		At 31 December 2024
	Carrying value £m	Fair value £m	Carrying value £m	Fair value £m

Financial assets
Loans and advances to banks	7,500	7,500	7,900	7,892
Loans and advances to customers	471,598	467,320	459,857	455,846
Reverse repurchase agreements	45,964	45,964	49,476	49,476
Debt securities	13,175	13,180	14,544	14,380

Financial liabilities
Deposits from banks	7,695	7,695	6,158	6,158
Customer deposits	493,932	494,798	482,745	483,568
Repurchase agreements at amortised cost	38,248	38,248	37,760	37,760
Debt securities in issue	68,301	68,673	70,834	70,894
Subordinated liabilities	10,661	12,149	10,089	10,419
The carrying amounts of cash and balances at central banks and notes in circulation are a reasonable approximation of their fair values.